Wireless Licenses, Goodwill and Other Intangible Assets - Estimated Future Amortization Expense (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense for other intangible assets	$ 555	$ 534
Remainder of 2019	1,603
2020	1,837
2021	1,544
2022	1,276
2023	1,004
2024	$ 749